Debt (AerFunding Revolving Credit Facility, AerTurbine Revolving Credit Agreement and Other Secured Debt Narrative) (Details)		1 Months Ended	12 Months Ended
		Dec. 31, 2014 USD ($)	Dec. 31, 2016 USD ($) item	Feb. 28, 2017 USD ($)	Aug. 31, 2016 USD ($)	May 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 30, 2014 USD ($)	Apr. 30, 2006 USD ($)
Debt Instrument [Line Items]
Long-term Debt			$ 27,716,999,000				$ 29,641,863,000
Collateral (Number of aircraft) | item			540
AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity		$ 2,160,000,000							$ 1,000,000,000
Debt Instrument, Collateral Amount			$ 767,100,000,000
Debt Instrument, Maturity Date		Dec. 09, 2019
Required cash reserve as a percentage of outstanding borrowings			5.00%
AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity					$ 200,000,000	$ 400,000,000		$ 550,000,000
Spread over reference rate			2.50%
SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		6
Floating rate tranches			$ 126,716,000
Spread over reference rate			2.85%
SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		6
Fixed rate tranches			$ 125,634,000
Stated interest rate			4.43%
SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		6
Floating rate tranches			$ 141,179,000
Spread over reference rate			3.15%
SkyFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		3
Fixed rate tranches			$ 66,699,000
Stated interest rate			4.43%
Camden Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		7
Fixed rate tranches			$ 164,162,000
Stated interest rate			3.90%
Debt, Maturity			2022
AerCap Partners I Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		8
Floating rate tranches			$ 81,537,000
Spread over reference rate			1.65%
Debt, Maturity			2018
StratusFunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		2
Floating rate tranches			$ 155,236,000
Spread over reference rate			1.95%
Debt, Maturity			2026
StratusFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		2
Fixed rate tranches			$ 154,901,000
Stated interest rate			3.93%
CieloFunding Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		1
Floating rate tranches			$ 42,350,000
Stated interest rate			2.60%
Debt, Maturity			2020
CieloFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		2
Fixed rate tranches			$ 67,407,000
Stated interest rate			3.68%
Debt, Maturity			2020
CieloFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		1
Floating rate tranches			$ 30,095,000
Stated interest rate			2.10%
Debt, Maturity			2020
CieloFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		1
Fixed rate tranches			$ 31,888,000
Stated interest rate			3.14%
Debt, Maturity			2020
CloudFunding Facilities [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		15
Fixed rate tranches			$ 231,247,000
Stated interest rate			3.98%
LimelightFunding Facility [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		2
Fixed rate tranches			$ 157,479,000
Stated interest rate			4.70%
Debt, Maturity			2026
Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		34
Floating rate tranches			$ 844,111,000
Stated interest rate			2.19%
Number of engines | item			3
Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Collateral (Number of aircraft) | item	[1]		12
Fixed rate tranches			$ 249,684,000
Stated interest rate			3.36%
Other Secured Debt [Member]
Debt Instrument [Line Items]
Credit facility amount outstanding			$ 2,670,325,000
Collateral (Number of aircraft) | item	[1]		108
Minimum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed			73.50%
Unused loan commitment fee, percentage			0.375%
Minimum [Member] | SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2021
Minimum [Member] | SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2021
Minimum [Member] | SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2022
Minimum [Member] | SkyFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2022
Minimum [Member] | StratusFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2021
Minimum [Member] | CloudFunding Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity			2022
Minimum [Member] | Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2017
Minimum [Member] | Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2017
Maximum [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Aircraft purchases, maximum percentage financed			80.00%
Unused loan commitment fee, percentage			0.50%
Maximum [Member] | SkyFunding I Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2022
Maximum [Member] | SkyFunding I Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2022
Maximum [Member] | SkyFunding II Facility Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2023
Maximum [Member] | SkyFunding II Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2023
Maximum [Member] | StratusFunding Facility Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2026
Maximum [Member] | CloudFunding Facilities [Member]
Debt Instrument [Line Items]
Debt, Maturity			2026
Maximum [Member] | Secured Commercial Bank Financings Floating Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2026
Maximum [Member] | Secured Commercial Bank Financings Fixed Rate Tranche [Member]
Debt Instrument [Line Items]
Debt, Maturity			2034
Charitable Trust [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage			95.00%
AerCap Ireland [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Ownership percentage			5.00%
Revolving Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term		3 years
Term Loan [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility, term		2 years
Borrowing Period [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate	[2]		2.25%
Debt Instrument, Maturity Date			Dec. 09, 2017
Period from December 10, 2017 to December 9, 2018 [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate			3.25%
Period from December 10, 2018 to December 9, 2019 [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Spread over reference rate			3.75%
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 11,518,140,000				12,623,288,000
Secured Debt [Member] | AerFunding Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long-term Debt			$ 596,819,000				1,058,294,000
Collateral (Number of aircraft) | item			15
Debt, Maturity			2019
Secured Debt [Member] | AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Long-term Debt	[3]		$ 125,000,000				$ 321,603,000
Debt, Maturity	[3]		2019
Subsequent Event [Member] | AeroTurbine Revolving Credit Agreement [Member]
Debt Instrument [Line Items]
Credit facility, current borrowing capacity				$ 0

[1]	Three engines are pledged as collateral in addition to the aircraft.
[2]	The borrowing period is until December 9, 2017, after which the loan converts to a term loan.
[3]	AeroTurbine's assets served as collateral for the AeroTurbine revolving credit agreement.